Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
(19)	Commitments and contingencies

Capital commitments

As at December 31, 2014 the Company had committed to purchasing 98 aircraft scheduled to deliver from 2015 through 2021. All of these commitments are based upon fixed price agreements with the manufacturers, which are adjusted for inflation and include price escalation formulas. The capital commitments includes 17 aircraft under non-binding letters of intent to the amount of $0.7bn. Capital commitments amount to US$6.6bn at December 31, 2014 and are as follows:

2014
2015	1,560,100
2016	357,233
2017	217,443
2018	572,636
2019	1,244,606
Thereafter	2,640,987

Total	6,593,005

Lease Commitments

The Company incurred office lease rental expense for the year ended December 31, 2014 of US$0.7m (2013: US$0.5m and 2012: US$0.5m).

Commitments for minimum rentals under the non-cancellable lease terms at December 31, 2014 are as follows:

2014
2015	703
2016	703
2017	892
2018	892
2019	892
Thereafter	15,158

Total	19,240

Guarantees

The Company is financed by a number of limited recourse loans, totalling US$4.6bn (2013: US$3.5bn) and at an average nominal interest rate of 3.8%. These loans are secured by some or all of a mortgage on the flight equipment, share pledge over the flight equipment owning entity, assignment of lease contracts and in some cases a limited guarantee from Avolon Aerospace Leasing Limited. Based on the projected cash flows from the assets, the directors of the Company believe that these loans will continue to perform for the foreseeable future. As of December 31, 2014 the Company has US$1,176m (2013: US$823m) in undrawn debt facilities. The conditions of our availability of the undrawn debt facilities vary between our debt facilities. The Company has US$250m of unsecured debt facility with limited restrictions to its availability. The Company can avail of US$926m of secured debt facilities where the availability period is between 2015 to 2017. The Company is charged an interest rate between 0.5% to 1% on undrawn balances. The conditions attributable to the utilization of some of these facilities are permitted aircraft types, country and region limits and age limits.

As at December 31, 2014 there were no contingent liabilities.